Risk/Return Detail Data - FidelityEnvironmentandAlternativeEnergyNaturalResourcesFunds-ComboPRO	Jul. 17, 2026
FidelityEnvironmentandAlternativeEnergyNaturalResourcesFunds-ComboPRO |
Prospectus Line Items
Supplement to Prospectus [Text Block]	Supplement to theFidelity® Environment and Alternative Energy Fund and Fidelity® Natural Resources FundApril 29, 2026Prospectus
Strategy Narrative [Text Block]	Normally investing at least 80% of assets in securities of companies that the Adviser believes are positioned to benefit from themes of (i) climate transition and/or (ii) environmental sustainability and resource efficiency. Companies are considered participants, either directly through operations, products, or services, or indirectly through corporate strategy, in climate transition and/or environmental sustainability and resource efficiency themes if they meet any of the following criteria: (i) are aligned with or progressing toward sustainability goals; (ii) pursue environmental or social transition objectives; and/or (iii) demonstrate strong or improving management of key environmental risks and opportunities such as climate change, resource use, pollution and waste, environmental solutions, and biodiversity and land use. These companies may include, for example, companies that (i) have presence of proposed or approved science-based targets, and/or (ii) have an above average environmental pillar score as rated by FMR or MSCI. FMR's environmental pillar score represents the portion of the Adviser's proprietary ESG rating process that focuses on a company's environmental practices using a data-driven framework that includes proprietary and third-party (such as Carbon Disclosure Project (CDP) and MSCI) data. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Normally excluding investments in securities of companies that derive a portion of their revenue from the following activities: thermal coal extraction; thermal coal power generation; oil and gas extraction and production; oil and gas power generation; and refining distillates.Normally investing primarily in equity securities.Investing in securities of domestic and foreign issuers.Investing in either "growth" stocks or "value" stocks or both.Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.Employing sustainable investing exclusion criteria to avoid investments in issuers that are directly engaged in, and/or derive significant revenue from, certain industries. Please see "Fund Basics - Investment Details - Sustainable Investing Exclusions" for additional information.
Strategy Portfolio Concentration [Text]	Normally investing at least 80% of assets in securities of companies that the Adviser believes are positioned to benefit from themes of (i) climate transition and/or (ii) environmental sustainability and resource efficiency.
Document Type	497
Registrant Name	Fidelity Select Portfolios